Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA  19103-2921

Tel.  +1.215.963.5000

Fax: +1.215.963.5001

www.morganlewis.com

October 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          SEI Institutional Investments Trust (File Nos. 033-58041 and 811-07257), SEI Institutional Managed Trust (File Nos. 033-09504 and 811-04878), SEI Institutional International Trust (File Nos. 033-22821 and 811-05601), SEI Daily Income Trust (File Nos. 002-77048 and 811-03451), SEI Tax Exempt Trust (File Nos. 002-76990 and 811-03447) and SEI Asset Allocation Trust (File Nos. 033-64875 and 811-07445)

Ladies and Gentlemen:

On behalf of our clients, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Daily Income Trust, SEI Tax Exempt Trust and SEI Asset Allocation Trust (the “Trusts”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the Schedule 14A, notice, proxy statement and proxy card (collectively, the “Preliminary Proxy Materials”) for the Special Meeting of Shareholders of the various series of the Trusts (the “Funds”), scheduled to be held on Friday, January 15, 2016 (the “Meeting”).

The Meeting is being called for the purposes of (i) electing each of the current Trustees and one new Trustee to the Board of Trustees of the Trusts; and (ii) amending the Agreement and Declaration of Trust for each of SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Daily Income Trust and SEI Tax Exempt Trust to reduce the shareholder quorum requirement. The Trusts intend to mail definitive proxy materials to shareholders on or about October 27, 2015.

Should you have any questions regarding the Preliminary Proxy Materials, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:           Mr. Timothy Barto